Trade and Other Receivables, Net of Current Expected Credit Losses (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Trade receivables	$ 259	$ 603	$ 546
Other receivables	6	19	25
Total trade and other receivables, net of current expected credit losses	$ 265	$ 622	$ 571